                                                                               .
                                                                               .
                                                                               .


                                                                                                     ------------------------------
                                                                                                              OMB APPROVAL
                                                                                                     ------------------------------
                                                                                                          OMB Number: 3235-006
                                                                                                       Expires: February 28, 1994
                                                            UNITED STATES                               Estimated average burden
                                                SECURITIES AND EXCHANGE COMMISSION                   hours per form ..........24.60
                                                                                                     ------------------------------
                                                       WASHINGTON, D.C. 20549
                                                                                                            -----------------------
                                                                                                                  SEC USE ONLY
                                                                                                            -----------------------
                                                              FORM 13F
                                                                                                            -----------------------

                                  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                          TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                  Report for the Calendar Year or Quarter Ended June 30th, 2003.
                                                                               ----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,                Louisville,                KY             40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                            ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                            SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 9th day of July, 2003.

                                                                   TODD INVESTMENT ADVISORS, INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                       to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                         13f file No.:        Name:                                        13f file No.:
--------------------------------------  -------------------------  --------------------------------------  ------------------------
1.  Todd Investment Advisors, Inc.               28-834            6.
--------------------------------------  -------------------------  --------------------------------------  ------------------------
2.                                                                 7.
--------------------------------------  -------------------------  --------------------------------------  ------------------------
3.                                                                 8.
--------------------------------------  -------------------------  --------------------------------------  ------------------------
4.                                                                 9.
--------------------------------------  -------------------------  --------------------------------------  ------------------------
5.                                                                 10.
--------------------------------------  -------------------------  --------------------------------------  ------------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                       0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                126
FORM 13F INFORMATION TABLE VALUE TOTAL:                            1877256


LIST OF OTHER INCLUDED MANAGERS:
NO.                                        13F FILE NUMBER           NAME

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
3M CO                        COMMON   88579Y101    1340    10392                                               6000            4392
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                  COMMON   002824100    1279    29232                                               6150           23082
------------------------------------------------------------------------------------------------------------------------------------
AEGON N V                    COMMON   007924103     175    17464                                                  0           17464
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC     COMMON   00846U101    5344   273335                                                  0          273335
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                 COMMON   018490102     254     3300                                                  0            3300
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC             COMMON   02209S103   33635   740217                                             209717          530500
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO          COMMON   025816109     616    14744                                              14744               0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COMMON   026874107    8990   162918                                              13002          149916
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC       COMMON   035229103   11377   222860                                             204285           18575
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC            COMMON   038222105   10510   663518                                             337718          325800
------------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR           COMMON   039583109    4336   180650                                             163400           17250
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN     COMMON   053015103    3455   102050                                                500          101550
------------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC               COMMON   054303102     715    11500                                               1500           10000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP         COMMON   060505104   93900  1188156                                             305391          882765
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                COMMON   06423A103    1160    31205                                              13152           18053
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC              COMMON   071813109     252     9700                                               1100            8600
------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP               COMMON   079860102     954    35808                                               4790           31018
------------------------------------------------------------------------------------------------------------------------------------
                                                 178292
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                 COMMON   086516101   35024   797450                                             378000          419450
------------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC              COMMON   093671105   37646   870420                                             256320          614100
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                    COMMON   097023105     563    16400                                              16400               0
------------------------------------------------------------------------------------------------------------------------------------
BOURBON BANCSHARES INC       COMMON   10180P105     238     8400                                                  0            8400
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                       COMMON   055622104   33892   806566                                             386540          420026
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO      COMMON   110122108   22600   832402                                             282443          549959
------------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B            COMMON   115637209     432     5500                                                800            4700
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC           COMMON   122014103     881    16299                                              16299               0
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC          COMMON   14149Y108   27073   421049                                             196302          224747
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP           COMMON   166764100   23728   328636                                             125726          202910
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP         COMMON   172062101     344     9300                                                200            9100
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                COMMON   17275R102   31407  1870564                                             760429         1110135
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                COMMON   172967101   47047  1099219                                             340103          759116
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                 COMMON   191216100    8675   186911                                              20195          166716
------------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO         COMMON   194162103     313     5400                                                  0            5400
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC      COMMON   204912109    7481   335750                                                  0          335750
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP       COMMON   205363104   25232   661920                                             166345          495575
------------------------------------------------------------------------------------------------------------------------------------
                                                 302576
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC              COMMON   206197105   24194  1643635                                             507385         1136250
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS               COMMON   20825C104   49471   902758                                             250814          651944
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                  COMMON   208464107       0    10000                                                  0           10000
------------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO           COMMON   24522P103    1134   128265                                               1097          127168
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL      COMMON   247361108    3921   267130                                                630          266500
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO               COMMON   254687106     883    44700                                              31600           13100
------------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW      COMMON   25746U109   42080   654741                                             199776          454965
------------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                   COMMON   260003108     404    13500                                               4000            9500
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                  COMMON   260543103   18405   594462                                             260635          333827
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &     COMMON   263534109     714    17142                                              13200            3942
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP             COMMON   264399106   18593   932000                                                  0          932000
------------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP             COMMON   264411505    4071   147760                                             117910           29850
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO              COMMON   291011104   31905   624371                                             179316          445055
------------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP               COMMON   292845104    6814   275100                                               1500          273600
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES     COMMON   294741103    4227   156493                                             138366           18127
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL           COMMON   29476L107    2633   101465                                              89815           11650
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP             COMMON   30231G102   28417   791343                                              35067          756276
------------------------------------------------------------------------------------------------------------------------------------
                                                 237866
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN        COMMON   313586109   34487   511376                                             189526          321850
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR       COMMON   313747206    5280   165000                                                  0          165000
------------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY      COMMON   32054K103    4310   136405                                             119305           17100
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP        COMMON   339030108   27014   909249                                             387649          521600
------------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD         COMMON   Y2573F102    2689   257778                                             234040           23738
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL              COMMON   345370860    5417   492904                                              75848          417056
------------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                  COMMON   364730101   16207   211000                                                  0          211000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO              COMMON   369604103   58681  2046049                                             639937         1406112
------------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                 COMMON   423074103    9612   291440                                               3240          288200
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO           COMMON   428236103    9958   467525                                              29600          437925
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC               COMMON   437076102   30315   915302                                             342272          573030
------------------------------------------------------------------------------------------------------------------------------------
HONDA MOTOR LTD              COMMON   438128308    4256   223435                                             212635           10800
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC           COMMON   438516106    1273    47430                                              30400           17030
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC               COMMON   404280406    7906   133750                                                  0          133750
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                   COMMON   458140100   23505  1129484                                             146509          982975
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M     COMMON   459200101    1305    15816                                               7800            8016
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                COMMON   460146103    5548   155264                                                  0          155264
------------------------------------------------------------------------------------------------------------------------------------
                                                 247763
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V

------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO        COMMON   46625H100     327     9565                                               5365            4200
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP         COMMON   475070108    8724   210425                                              58625          151800
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON            COMMON   478160104   20490   396334                                              19940          376394
------------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP              COMMON   492386107   19117   426727                                             106177          320550
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                  COMMON   493267108     227     9000                                                  0            9000
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                 COMMON   49337W100   24369   687414                                             253114          434300
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP          COMMON   494368103   63309  1214209                                             361789          852420
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A            COMMON   529771107     872    12315                                              12315               0
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO               COMMON   532457108    1141    16540                                              11690            4850
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC      COMMON   549463107      24    12000                                                  0           12000
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP          COMMON   554489104    2323    63855                                              61455            2400
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC     COMMON   571748102     434     8500                                                500            8000
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                     COMMON   55262C100    7743   158841                                              24579          134262
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                    COMMON   55262L100   47315  2270394                                             651654         1618740
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP               COMMON   580135101   22309  1011299                                             473449          537850
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                COMMON   58155Q103   20160   564070                                             261390          302680
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP             COMMON   58551A108     246     8876                                                600            8276
------------------------------------------------------------------------------------------------------------------------------------
                                                 239130
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC               COMMON   589331107   45410   749960                                             254430          495530
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS           COMMON   552848103   20471   438920                                             218970          219950
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COMMON   594918104   69555  2712738                                             858138         1854600
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP           COMMON   635405103    2519    77021                                               7865           69156
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP        COMMON   655844108     256    13358                                               3775            9583
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                  COMMON   68389X105    4096   341025                                             318650           22375
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                  COMMON   713448108     580    13040                                              12340             700
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COMMON   717081103   33274   974358                                             308808          665550
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC      COMMON   693475105    8162   167214                                             149335           17879
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO          COMMON   742718109    1957    21948                                               8100           13848
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                  COMMON   755111507    8471   257940                                               1240          256700
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP            COMMON   758940100   14797   438050                                               1050          437000
------------------------------------------------------------------------------------------------------------------------------------
REYNOLDS R J TOB HLDGS I     COMMON   76182K105     484    13000                                              13000               0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO          COMMON   780257804    6297   135064                                               1300          133764
------------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC              COMMON   785060104     632    17874                                                  0           17874
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                  COMMON   786514208    9865   482160                                              39560          442600
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                COMMON   803111103     807    42890                                              10720           32170
------------------------------------------------------------------------------------------------------------------------------------
                                                 227633
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC       COMMON   78387G103   40293  1577023                                             510068         1066955
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP         COMMON   806605101     516    27740                                               5540           22200
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD             COMMON   806857108    5062   106415                                               5915          100500
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW     COMMON   828806109    3321    85090                                              72240           12850
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                  COMMON   842587107     471    15100                                               2300           12800
------------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP               COMMON   857477103     394    10000                                                  0           10000
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC         COMMON   867363103   21445   827680                                             211780          615900
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                  COMMON   87612E106   68152  1801060                                             513760         1287300
------------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC              COMMON   872375100    4880   407000                                                  0          407000
------------------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC         COMMON   87900H100       0    10000                                                  0           10000
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP               COMMON   907818108   15510   267327                                             130327          137000
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP     COMMON   913017109   63156   891658                                             256758          634900
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                  COMMON   915289102   16043   559195                                             170045          389150
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL               COMMON   902973304     894    36500                                              21200           15300
------------------------------------------------------------------------------------------------------------------------------------
UST INC                      COMMON   902911106    2500    71366                                              38666           32700
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS       COMMON   92343V104   56038  1420479                                             367628         1052851
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW        COMMON   929903102   36387   910590                                             115660          794930
------------------------------------------------------------------------------------------------------------------------------------
                                                 335062
------------------------------------------------------------------------------------------------------------------------------------

                                                                 FORM 13F                             (SEC USE ONLY)

                                        Name of Reporting Manager  Todd Investment Advisors

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                               Item 8:
                                                                      Investment Discretion                Voting Authority (Shares)
                              Item 2:           Item 4:  Item 5: -------------------------------           -------------------------
          Item 1:             Title    Item 3:   Fair   Shares of                                 Item 7:
       Name of Issuer           of     CUSIP    Market  Principal         (b) Shared-             Managers      (a)    (b)     (c)
                              Class    Number   Value    Amount  (a) Sole  As Define  (c) Share-  See Inst.    Sole   Share   None
                                                                           in Inst. V     Other      V
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC          COMMON   931142103    1287    23975                                              11475           12500
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                  COMMON   931422109     550    18260                                               4900           13360
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC           COMMON   939322103    2356    57050                                              55450            1600
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK     COMMON   94973H108   65716   779549                                             210949          568600
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW         COMMON   949746101   37620   746432                                             249032          497400
------------------------------------------------------------------------------------------------------------------------------------
WYETH                        COMMON   983024100     641    14080                                               2300           11780
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC              COMMON   98389B100     764    50800                                              50800               0
------------------------------------------------------------------------------------------------------------------------------------
                                                 108934
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COMPANY TOTAL                                   1877256
------------------------------------------------------------------------------------------------------------------------------------